Derivative financial instruments for hedging purposes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative, Notional Amount	$ 840,796		$ 461,743
Derivative financial instruments used for hedging - receivable	19,239	[1]	4,159	[1]	2,103
Derivative financial instruments used for hedging - payable	11,747	[1]	53,742	[1]
Derivative, Net Hedge Ineffectiveness Gain (Loss)	71	[2]	2,849	[2]
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount	480,000		125,000
Derivative financial instruments used for hedging - receivable	8,319	[1]	16	[1]
Derivative financial instruments used for hedging - payable	6,600	[1]	10,317	[1]
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Notional Amount	236,866		215,107
Derivative financial instruments used for hedging - receivable	3,525	[1]	56
Derivative financial instruments used for hedging - payable	4,665	[1]	40,574
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount	0		20,000
Derivative financial instruments used for hedging - receivable	0	[1]	0	[1]
Derivative financial instruments used for hedging - payable	0	[1]	512	[1]
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Notional Amount	42,001		42,336
Derivative financial instruments used for hedging - receivable	7,333	[1]	3,549	[1]
Derivative financial instruments used for hedging - payable	23	[1]	0	[1]
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative, Notional Amount	75,733		53,264
Derivative financial instruments used for hedging - receivable	62	[1]	249	[1]
Derivative financial instruments used for hedging - payable	411	[1]	2,339	[1]
Net Investment Hedging [Member] | Foreign Exchange Forward [Member]
Derivative, Notional Amount	6,196		6,036
Derivative financial instruments used for hedging - receivable	0	[1]	289	[1]
Derivative financial instruments used for hedging - payable	$ 48	[1]	$ 0	[1]

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
[2]	Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.